UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 40 East 52nd
Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)				(Percentages shown are based on Net Assets)
				Par
		Municipal Bonds		(000)		Value
New York - 84.9%
Corporate - 10.1%		Essex County Industrial Development Agency, New York, RB,
		International Paper Co. Project, Series A, AMT,
		6.63%, 9/01/32		$ 350		$ 363,450
New York City Industrial Development Agency, RB, 1990
		American Airlines Inc. Project, AMT, 5.40%, 7/01/20			3,500	2,631,055
		New York City Industrial Development Agency, RB, American
		Airlines, JFK International Airport, AMT, 7.75%, 8/01/31			2,000	2,041,920
New York City Industrial Development Agency, RB, British
		Airways Plc Project, AMT, 5.25%, 12/01/32			1,000	714,410
		New York City Industrial Development Agency, RB,
		Continental Airlines Inc., AMT, 8.00%, 11/01/12			1,250	1,067,700
		New York City Industrial Development Agency, RB,
		Continental Airlines Inc., AMT, 8.38%, 11/01/16			250	186,010
New York City Industrial Development Agency, RB, Terminal
		One Group Association Project, AMT, 5.50%, 1/01/24			2,500	2,532,725
New York Liberty Development Corp., RB, Goldman Sachs
		Headquarters, 5.25%, 10/01/35			4,750	4,865,805
New York Liberty Development Corp., RB, Goldman Sachs
		Headquarters, 5.50%, 10/01/37			405	430,264
New York State Energy Research & Development Authority,
		Refunding RB, Central Hudson Gas, Series A (AMBAC),
		5.45%, 8/01/27			2,000	2,024,080
		Suffolk County Industrial Development Agency, New York, RB,
		Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27			1,360	1,336,853
		Suffolk County Industrial Development Agency, New York, RB,
		Ogden Martin System Huntington, AMT (AMBAC),
		6.25%, 10/01/12			7,155	7,836,299
						26,030,571
County/City/Special District/School		City of New York New York, GO, Series A-1, 4.75%, 8/15/25			500	537,820
District - 14.0%		City of New York New York, GO, Sub-Series I-1,
		5.38%, 4/01/36			2,650	2,957,904
		City of New York New York, GO, Sub-Series J-1,
		4.50%, 5/15/30			1,500	1,558,155
		Hudson Yards Infrastructure Corp., RB, Series A,
		5.00%, 2/15/47			2,750	2,697,365
Hudson Yards Infrastructure Corp., RB, Series A (FGIC),
		5.00%, 2/15/47			1,000	980,860
Hudson Yards Infrastructure Corp., RB, Series A (MBIA),
		4.50%, 2/15/47			1,385	1,254,256
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AGC	Assured Guaranty Corp.		FSA	Financial Security Assurance, Inc.
ACA	American Capital Access Corp.		GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.		HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)		MBIA	Municipal Bond Investors Assurance (National Public
CAB	Capital Appreciation Bonds			Finance Guaranty Corp.)
CIFG	CDC IXIS Financial Guaranty		M/F	Multi-Family
FGIC	Financial Guaranty Insurance Co.		PILOT	Payment in Lieu of Taxes
FHA	Federal Housing Administration		RB	Revenue Bonds
1

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York City Industrial Development Agency, RB, CAB,
	Yankee Stadium, PILOT (AGC), 6.40%, 3/01/43 (a)	$ 2,000	$ 284,620
New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	700	827,631
New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	1,970	1,919,272
New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	1,250	1,212,538
New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	3,100	2,969,831
New York City Industrial Development Agency, RB, Yankee
	Stadium, PILOT (MBIA), 5.00%, 3/01/36	500	494,195
	New York City Transitional Finance Authority, RB, Fiscal 2008,
	Series S-1, 4.50%, 1/15/38	1,000	993,600
	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-1, 5.63%, 7/15/38	200	222,622
	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-3, 5.25%, 1/15/39	2,100	2,271,423
	New York City Transitional Finance Authority, RB, Future Tax
	Secured, Series B, 5.50%, 2/01/17	170	181,198
New York City Transitional Finance Authority, RB, Series S-2
	(MBIA), 4.50%, 1/15/31	1,250	1,261,538
	New York Convention Center Operating Corp., RB, Hotel Unit
	Fee Secured (AMBAC), 5.00%, 11/15/35	4,950	4,973,017
	New York Convention Center Operating Corp., RB, Hotel Unit
	Fee Secured (AMBAC), 5.00%, 11/15/44	990	981,199
	Niagara County Industrial Development Agency, Refunding RB,
	Series A, AMT, 5.45%, 11/15/26	3,975	3,915,455
North Country Development Authority, Refunding RB (FSA),
	6.00%, 5/15/15	885	982,784
Sachem Central School District of Holbrook, New York, GO,
	Series B (MBIA), 5.00%, 10/15/13	2,300	2,622,483
			36,099,766
Education - 10.1%	Hempstead Town Industrial Development Agency, RB, Adelphi
	University Civic Facilities, 5.75%, 6/01/22	1,700	1,782,365
	Hempstead Town Industrial Development Agency, RB, Adelphi
	University Civic Facilities, 5.50%, 6/01/32	2,250	2,308,117
Madison County Industrial Development Agency, New York,
	RB, Commons II LLC, Student Housing, Series A (CIFG),
	5.00%, 6/01/33	400	379,760
Monroe County Industrial Development Agency, RB, Student
	Housing, Collegiate, Series A, 5.38%, 4/01/29	445	390,100
New York City Industrial Development Agency, RB, Lycee
	Francais De New York Project, Series A (ACA), 5.50%, 6/01/15	250	256,622
New York City Industrial Development Agency, RB, Lycee
	Francais De New York Project, Series A (ACA), 5.38%, 6/01/23	195	190,650
	New York City Industrial Development Agency, RB,
	Polytechnic University Project (ACA), 5.25%, 11/01/37	750	693,112
New York City Industrial Development Agency, RB, Series C,
	6.80%, 6/01/28	2,500	2,616,375
New York City Trust for Cultural Resources, RB, Juilliard
	School, Series A, 5.00%, 1/01/39	1,050	1,138,085
2

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York Liberty Development Corp., RB, National Sports
	Museum Project, Series A, 6.13%, 2/15/19 (b)(c)	$ 1,000	$ 100
	New York State Dormitory Authority, RB, 5.83%, 7/01/39 (d)	1,150	937,584
	New York State Dormitory Authority, RB, New York University,
	Insured, Series 1 (AMBAC), 5.50%, 7/01/40	1,000	1,201,830
	New York State Dormitory Authority, RB, Rochester Institute
	Technology, Series A, 6.00%, 7/01/33	1,000	1,114,340
	New York State Dormitory Authority, RB, Rochester
	University, Series A, 5.13%, 7/01/14 (e)	1,500	1,749,255
	New York State Dormitory Authority, RB, Rochester
	University, Series A, 5.25%, 7/01/23	250	266,620
New York State Dormitory Authority, RB, Teachers College,
	5.50%, 3/01/39	850	917,150
	New York State Dormitory Authority, RB, University
	Rochester, Series A, 5.13%, 7/01/39	1,300	1,388,894
	New York State Dormitory Authority, RB, Yeshiva University,
	5.00%, 9/01/38	1,425	1,516,656
	New York State Dormitory Authority, Refunding RB, Brooklyn
	Law School, 5.75%, 7/01/33	475	498,080
Schenectady Industrial Development Agency, Refunding RB,
	Union College Project, 5.00%, 7/01/31	2,900	3,084,063
	Utica Industrial Development Agency, New York, RB, Munson,
	Williams, Proctor Institute, 5.38%, 7/15/20	1,000	1,029,410
	Utica Industrial Development Agency, New York, RB, Munson,
	Williams, Proctor Institute, 5.40%, 7/15/30	1,210	1,237,358
Utica Industrial Development Agency, New York, RB, Utica
	College Project, Series A, 5.75%, 8/01/28	1,470	1,272,270
			25,968,796
Health - 16.6%	Dutchess County Industrial Development Agency, New York,
	RB, Saint Francis Hospital, Series B, 7.25%, 3/01/19	970	982,532
Erie County Industrial Development Agency, RB, Episcopal
	Church Home, Series A, 5.88%, 2/01/18	1,385	1,387,950
Erie County Industrial Development Agency, RB, Episcopal
	Church Home, Series A, 6.00%, 2/01/28	2,000	2,000,900
Genesee County Industrial Development Agency, New York,
	RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	403,745
Genesee County Industrial Development Agency, New York,
	RB, United Memorial Medical Center Project, 5.00%, 12/01/32	1,080	814,957
Nassau County Industrial Development Agency, RB, Special
	Needs Facilities Pooled Program, Series F-1 (ACA),
	4.90%, 7/01/21	525	436,128
New York City Industrial Development Agency, RB, A Very
	Special Place Inc. Project, Series A, 6.13%, 1/01/13	355	351,926
New York City Industrial Development Agency, RB, A Very
	Special Place Inc. Project, Series A, 7.00%, 1/01/33	1,600	1,534,352
	New York City Industrial Development Agency, RB, PSCH Inc.
	Project, 6.38%, 7/01/33	6,000	5,231,880
New York City Industrial Development Agency, RB, Special
	Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	1,000	979,670
New York City Industrial Development Agency, RB, Special
	Needs Facilities Pooled Program, Series A-1 (ACA),
	4.38%, 7/01/20	1,000	804,510
3

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City Industrial Development Agency, RB, Special
Needs Facilities Pooled Program, Series A-1 (ACA),
4.50%, 7/01/30	$ 210	$ 146,070
New York City Industrial Development Agency, RB, Special
Needs Facilities Pooled Program, Series C-1,
6.50%, 7/01/17	2,540	2,488,362
New York City Industrial Development Agency, RB, Special
Needs Facilities Pooled Program, Series C-1 (ACA),
5.10%, 7/01/31	525	393,524
New York State Dormitory Authority, RB (FHA), New York &
Presbyterian Hospital, 5.25%, 2/15/31	1,600	1,687,712
New York State Dormitory Authority, RB (FHA), New York &
Presbyterian Hospital, 5.00%, 8/15/36	1,000	1,035,330
New York State Dormitory Authority, RB, Hudson Valley
Hospital (FSA), 5.00%, 8/15/36	750	805,973
New York State Dormitory Authority, RB, Mt Sinai Health,
Series A, 6.63%, 7/01/18	1,650	1,697,058
New York State Dormitory Authority, RB, New York State ARC
Inc., Series B (AMBAC), 6.00%, 7/01/32	700	750,099
New York State Dormitory Authority, RB, New York University
Hospital Center, Series B, 5.63%, 7/01/37	530	530,445
New York State Dormitory Authority, RB, North Shore Long
Island Jewish, Series A, 5.50%, 5/01/37	1,675	1,735,501
New York State Dormitory Authority, RB, North Shore Long
Island Jewish, Series A, 5.75%, 5/01/37	1,725	1,822,497
New York State Dormitory Authority, RB, North Shore Long
Island Jewish, Series E, 5.50%, 5/01/33	1,000	1,037,660
New York State Dormitory Authority, RB, Nursing Home,
Menorah Campus (FHA), 6.10%, 2/01/37	1,000	1,001,640
Orange County Industrial Development Agency, New York, RB,
Special Needs Facilities Pooled Program, Series G-1 (ACA),
4.90%, 7/01/21	845	701,958
Suffolk County Industrial Development Agency, New York, RB,
Huntington Hospital Project, Series B, 5.88%, 11/01/32	2,000	2,018,660
Suffolk County Industrial Development Agency, New York, RB,
Special Needs Facilities Pooled Program, Series D-1,
6.50%, 7/01/17	135	132,255
Suffolk County Industrial Development Agency, New York, RB,
Special Needs Facilities Pooled Program, Series D-1 (ACA),
4.90%, 7/01/21	330	274,138
Sullivan County Industrial Development Agency, New York,
RB, Special Needs Facilities Pooled Program, Series H-1 (ACA),
4.90%, 7/01/21	330	274,138
Tompkins County Industrial Development Agency, New York,
RB, Care Community, Kendal Ithaca, Series A-2,
5.75%, 7/01/18	900	900,531
Tompkins County Industrial Development Agency, New York,
RB, Care Community, Kendal Ithaca, Series A-2,
6.00%, 7/01/24	1,000	1,000,410
Westchester County Industrial Development Agency, New
York, RB, Mortgage, Kendal On Hudson Project, Series A,
6.50%, 1/01/13 (e)	5,200	6,042,088
4

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Westchester County Industrial Development Agency, New
	York, RB, Special Needs Facilities Pooled Program, Series E-1
	(ACA), 4.90%, 7/01/21	$ 350	$ 290,752
	Yonkers Industrial Development Agency, New York, RB, Sacred
	Heart Association Project, Series A, AMT,
	5.00%, 10/01/37	1,000	998,500
			42,693,851
Housing - 5.4%	Monroe County Industrial Development Agency, RB, Industrial
	Development, Southview Towers Project, AMT,
	6.25%, 2/01/31	1,000	1,014,170
	New York City Housing Development Corp., RB, Series A, AMT,
	5.50%, 11/01/34	2,500	2,513,600
	New York City Housing Development Corp., RB, Series C, AMT,
	5.05%, 11/01/36	1,220	1,203,981
New York City Housing Development Corp., RB, The Animal
	Medical Center, Series A, 5.50%, 12/01/33	2,485	2,493,424
New York Mortgage Agency, New York, RB, Series 133, AMT,
	4.95%, 10/01/21	1,000	1,018,300
New York Mortgage Agency, New York, RB, Series 143, AMT,
	4.90%, 10/01/37	1,895	1,790,301
New York State HFA, RB, Division Street, Series A, AMT,
	5.10%, 2/15/38	875	862,041
	New York State HFA, RB, Highland Ave Senior Apartments,	2,000	1,827,900
	Series A, AMT, 5.00%, 2/15/39
	New York State HFA, RB, Kensico Terrace Apartments, Series
	A, AMT, 4.90%, 2/15/38	645	607,313
	New York State HFA, RB, M/F Housing, Watergate II, Series A,
	AMT, 4.75%, 2/15/34	580	544,898
			13,875,928
State - 6.5%	New York Municipal Bond Bank Agency, RB, Series C,
	5.25%, 12/01/22	1,000	1,061,140
New York State Dormitory Authority, RB, Mental Health
	Services Facilities Improvement, Series A (FSA),
	5.00%, 2/15/22	1,000	1,096,270
New York State Dormitory Authority, RB, Municipal Health
	Facilities, Lease, Sub-Series 2-4, 4.75%, 1/15/30	2,100	2,157,813
New York State Dormitory Authority, RB, School District
	Financing Program, Series E (MBIA), 5.75%, 10/01/30	1,180	1,258,871
	New York State Dormitory Authority, RB, Upstate Community
	Colleges, Series B, 5.25%, 7/01/21	1,565	1,665,176
	New York State Thruway Authority, RB, Series A-1,
	5.00%, 4/01/29	1,000	1,083,340
New York State Urban Development Corp., Refunding RB,
	Clarkson Center Advanced Materials, 5.50%, 1/01/20	1,685	2,011,620
New York State Urban Development Corp., Refunding RB,
	University Facilities Grants, 5.50%, 1/01/19	3,500	4,140,115
	State of New York, GO, Series A, 5.00%, 2/15/39	1,950	2,104,284
			16,578,629
Tobacco - 5.2%	Chautauqua Tobacco Asset Securitization Corp., New York,
	RB, 6.75%, 7/01/40	1,000	1,009,330
Erie County Tobacco Asset Securitization Corp., New York,
	RB, Asset Backed, Senior, Class A, 6.25%, 7/15/10 (e)	4,000	4,225,120
5

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Nassau County Tobacco Settlement Corp., RB, Asset Backed,
	Senior, Series A-3, 5.00%, 6/01/35	$ 2,000	$ 1,700,280
New York Counties Tobacco Trust I, RB, Tobacco Pass-Thru,
	Series B, 6.50%, 6/01/35	750	754,200
New York Counties Tobacco Trust I, RB, Tobacco Pass-Thru,
	Series B, 6.63%, 6/01/42	490	491,779
	New York Counties Tobacco Trust I, RB, Tobacco Settlement,
	Series B, 6.50% 6/01/10 (e)	1,550	1,629,469
	New York Counties Tobacco Trust I, RB, Tobacco Settlement,
	Series B, 6.63%, 6/01/10 (e)	1,010	1,062,621
	Niagara County Tobacco Asset Securitization Corp., New York,
	RB, Asset Backed Bond, 6.25%, 5/15/40	1,000	983,830
Tobacco Settlement Financing Corp., New York, RB, Asset
	Backed, Series A-2 (AMBAC), 5.25%, 6/01/20	1,455	1,555,715
			13,412,344
Transportation - 11.4%	Metropolitan Transportation Authority, RB, Series 2008C,
	6.50%, 11/15/28	1,600	1,884,432
Metropolitan Transportation Authority, RB, Series A, 4.50%,
	11/15/38	2,700	2,699,865
Metropolitan Transportation Authority, RB, Series A, 5.63%,
	11/15/39	500	551,645
Metropolitan Transportation Authority, RB, Series B, 4.50%,
	11/15/37	1,000	1,001,980
New York State Thruway Authority, GO, Refunding (FSA),
	Series G, 5.00%, 1/01/30	1,000	1,052,450
	Onondaga County Industrial Development Agency, New York,
	RB, Senior, Air Cargo, AMT, 6.13%, 1/01/32	3,955	3,134,456
	Onondaga County Industrial Development Agency, New York,
	RB, Air Cargo, AMT, 7.25%, 1/01/32	1,365	1,203,480
	Port Authority of New York & New Jersey, RB, Consolidated,
	132nd Series, 5.00%, 9/01/25	1,000	1,069,000
	Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal, 6, AMT (MBIA),
	6.25%, 12/01/10	5,250	5,480,265
	Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal, 6, AMT (MBIA),
	6.25%, 12/01/11	2,555	2,687,272
	Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal, 6, AMT (MBIA),
	6.25%, 12/01/13	1,575	1,703,457
	Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal, 6, AMT (MBIA),
	6.25%, 12/01/14	2,620	2,830,438
Triborough Bridge & Tunnel Authority, New York, Refunding
	RB (MBIA), 5.25%, 11/15/23	3,900	4,117,269
			29,416,009
Utilities - 5.6%	Long Island Power Authority, RB, General, Series A,
	6.00%, 5/01/33	2,450	2,824,237
Long Island Power Authority, RB, General, Series C (CIFG),
	5.25%, 9/01/29	3,000	3,422,190
	Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	1,250	1,393,875
	Long Island Power Authority, RB, Series A, 5.75%, 4/01/39	300	333,270
6

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City Municipal Water Finance Authority, RB, Fiscal
	2008, Series A, 5.00%, 6/15/38	$ 1,570	$ 1,666,743
	New York City Municipal Water Finance Authority, RB, Fiscal
	2009, Series A, 5.75%, 6/15/40	500	573,080
	New York City Municipal Water Finance Authority, RB, Series
	D, 4.75%, 6/15/38	770	792,677
	New York City Municipal Water Finance Authority, RB, Series
	FF-2, 5.50%, 6/15/40	800	905,688
New York State Environmental Facilities Corp., New York,
	Refunding RB, Riverbank State Park (AMBAC), 6.25%, 4/01/12	2,320	2,435,281
			14,347,041
	Total Municipal Bonds in New York		218,422,935
Guam - 1.9%
County/City/Special District/School	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	915	957,227
District - 0.4%
State - 0.4%	Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,068,261
Tobacco - 0.4%	Guam Economic Development & Commerce Authority, RB,
	Tobacco Settlement Asset Backed, 5.63%, 6/01/47	1,075	939,142
Utilities - 0.7%	Guam Government Waterworks Authority, RB, Water,
	5.88%, 7/01/35	2,000	1,941,700
	Total Municipal Bonds in Guam		4,906,330
Puerto Rico - 8.7%
Corporate - 0.3%	Puerto Rico Industrial Medical & Environmental Pollution
Control Facilities Financing Authority, RB, Special Facilities,
	American Airlines, Series A, 6.45%, 12/01/25	1,000	696,710
County/City/Special District/School	Puerto Rico Sales Tax Financing Corporation, RB, CAB, Series
District - 0.5%	A (MBIA), 5.78%, 8/01/41 (a)	7,500	1,298,100
Education - 0.4%	Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority, RB,
	University Plaza Project, Series A (MBIA), 5.00%, 7/01/33	1,000	982,190
Housing - 1.2%	Puerto Rico HFA, RB, Capital Fund Modernization, 5.13%,
	12/01/27	3,000	3,178,740
State - 5.3%	Commonwealth of Puerto Rico, GO, Public Improvement
	(MBIA), 5.75%, 7/01/10	8,975	9,294,420
	Commonwealth of Puerto Rico, GO, Refunding Public
	Improvement, Series A 4 (FSA), 5.25%, 7/01/30	725	781,855
Puerto Rico Infrastructure Financing Authority, RB, CAB,
	Series A (AMBAC), 5.00%, 7/01/44 (a)	1,100	96,965
Puerto Rico Infrastructure Financing Authority, RB, CAB,
	Series A (FGIC), 4.77%, 7/01/42 (a)	7,470	764,480
Puerto Rico Public Buildings Authority, RB, Government
	Facilities, Series I, 5.25%, 7/01/14 (e)	55	63,064
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A
	(MBIA), 5.75%, 8/01/37	2,500	2,702,625
			13,703,409
Tobacco - 0.4%	Children's Trust Fund, RB, Asset Backed Bonds,
	5.63%, 5/15/43	1,000	903,520
Transportation - 0.4%	Puerto Rico Highway & Transportation Authority, RB, Series Y
	(FSA), 6.25%, 7/01/21	1,000	1,138,760
Utilities - 0.2%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
	Series A, 6.00%, 7/01/38	500	521,010
	Total Municipal Bonds in Puerto Rico		22,422,439
7

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands - 1.8%
Corporate - 1.8%	United States Virgin Islands, RB, Senior Secured, Hovensa
Coker Project, AMT, 6.50%, 7/01/21	$ 4,500 $	4,596,975
Total Municipal Bonds in the U.S. Virgin Islands	4,596,975
Total Municipal Bonds - 97.3%	250,348,679
Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
New York - 1.7%
County/City/Special District/School	City of New York. New York, GO, Series J, 5.00%, 5/15/23	1,800	1,908,774
District - 0.7%
Housing - 1.0%	New York Mortgage Agency. New York, Refunding RB,
Series 101, AMT, 5.40%, 4/01/32	2,539	2,548,751
Total Municipal Bonds Transferred to
Tender Option Bond Trusts - 1.7%	4,457,525
Total Long-Term Investments
(Cost - $246,690,814) - 99.0%	254,806,204
Short-Term Securities	Shares
CMA New York Municipal Money Fund, 0.04% (g)(h)	1,510,350	1,510,350
Total Short-Term Securities (Cost - $1,510,350) - 0.6%	1,510,350
Total Investments (Cost - $248,201,164*) - 99.6%	256,316,554
Other Assets Less Liabilities - 1.2%	3,222,784
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (0.8)%	(2,173,884)
Net Assets - 100.0%	$ 257,365,454
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 246,249,266
Gross unrealized appreciation	$ 14,436,720
Gross unrealized depreciation	(6,539,640)
Net unrealized appreciation	$ 7,897,080
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
CMA New York Municipal
Money Fund	(1,299,617)	$ 418
(h)	Represents the current yield as of report date.
• Financial futures contracts purchased as of September 30, 2009 were as follows:
Face	Unrealized
Contracts	Issue	Expiration Date	Value	Depreciation
48	20-Year U.S. Treasury Bond	December 2009	$ 5,741,894	$ (84,106)
8

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2009 (Unaudited)
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the
Fund's investments:
Valuation		Investments in
Inputs		Securities
Assets
Level 1 - Short-Term Securities	$ 1,510,350
Level 2 - Long-Term Investments[1]		254,806,204
Level 3		-
Total	$ 256,316,554
[1] See above Schedule of Investments for values in each sector.
Other Financial
Valuation Inputs	Instruments[2]
Liabilities
Level 1	$ (84,106)
Level 2	-
Level 3	-
Total	$ (84,106)
[2] Other financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
9

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d)
under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 20, 2009